SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 28, 2023.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO
MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO
MFS® CONSERVATIVE ALLOCATION PORTFOLIO
MFS® CORE EQUITY PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO
MFS® GLOBAL EQUITY SERIES
MFS® GLOBAL GOVERNMENTS PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO
MFS® GLOBAL REAL ESTATE PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO
MFS® GROWTH ALLOCATION PORTFOLIO
MFS® GROWTH SERIES
MFS® HIGH YIELD PORTFOLIO
MFS® INCOME PORTFOLIO
MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO
MFS® INVESTORS TRUST SERIES
MFS® LIMITED MATURITY PORTFOLIO
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® MID CAP GROWTH SERIES
MFS® MID CAP VALUE PORTFOLIO
MFS® MODERATE ALLOCATION PORTFOLIO
MFS® NEW DISCOVERY SERIES
MFS® NEW DISCOVERY VALUE PORTFOLIO
MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® RESEARCH SERIES
MFS® TECHNOLOGY PORTFOLIO
MFS® TOTAL RETURN BOND SERIES
MFS® TOTAL RETURN SERIES
MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MFS® UTILITIES SERIES
MFS® VALUE SERIES

Effective immediately, the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" is hereby restated, with respect to MFS Conservative Allocation Portfolio, MFS Global Governments Portfolio, MFS Global Tactical Allocation Portfolio, MFS Growth Allocation Portfolio, MFS Inflation-Adjusted Bond Portfolio, and MFS Moderate Allocation Portfolio only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process.  As of December 31, 2022, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Messrs. Joseph Flaherty, Jr., Benjamin Nastou, and David Shindler, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, 10-, 5-, and 3-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2022, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds, unless otherwise indicated:

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Fund	Portfolio Manager	Benchmark(s)
MFS Conservative Allocation Portfolio	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Conservative Funds
Morningstar US Insurance Allocation – 30% to 50% Equity

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Conservative Funds
Morningstar US Insurance Allocation – 30% to 50% Equity

MFS Global Governments Portfolio	Annalisa Piazza[2]	JPMorgan Global Government Bond Index (Unhedged) Morningstar US Insurance World Bond
	Robert Spector	JPMorgan Global Government Bond Index (Unhedged) Morningstar US Insurance World Bond
	Erik Weisman	JPMorgan Global Government Bond Index (Unhedged) Morningstar US Insurance World Bond

MFS Global Tactical Allocation Portfolio	Pilar Gomez-Bravo	Bloomberg Global Aggregate Index (USD Hedged)
	Steven Gorham	MSCI World Index (net div)
	Andy Li	Bloomberg Global Aggregate Credit Index
	John Mitchell[3]	Bloomberg Global Aggregate Credit Index
	Johnathan Munko	MSCI World Index (net div)
	Jonathan Sage	MSCI All Country World High Dividend Yield Index (net div) Lipper Global Large-Cap Core Funds Lipper Global Equity Income Funds Morningstar Global Equity Income
	Natalie Shapiro	MSCI World Index (net div) Bloomberg Global Aggregate Index (USD Hedged) Lipper Mixed-Asset Target Allocation Conservative Funds Morningstar US Insurance World Allocation
	Erich Shigley	MSCI World Index (net div) Bloomberg Global Aggregate Index (USD Hedged) Lipper Mixed-Asset Target Allocation Conservative Funds Morningstar US Insurance World Allocation
	Robert Spector	Bloomberg Global Aggregate Index
	Erik Weisman	Bloomberg Global Aggregate Index

MFS Growth Allocation Portfolio	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Growth Funds
Morningstar US Insurance Allocation – 70% to 85% Equity

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Growth Funds
Morningstar US Insurance Allocation – 70% to 85% Equity

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Fund	Portfolio Manager	Benchmark(s)
MFS Inflation-Adjusted Bond Portfolio	Annalisa Piazza[2]	Bloomberg World Government Inflation-Linked Bond Index Morningstar US Insurance Inflation Protected Bond
	Robert Spector	Bloomberg World Government Inflation-Linked Bond Index Morningstar US Insurance Inflation Protected Bond
	Erik Weisman	Bloomberg World Government Inflation-Linked Bond Index Morningstar US Insurance Inflation Protected Bond

MFS Moderate Allocation Portfolio	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Moderate Funds
Morningstar US Insurance Allocation – 50% to 70% Equity

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Moderate Funds
Morningstar US Insurance Allocation – 50% to 70% Equity

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of August 28, 2023.
2 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of September 1, 2023.
3 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 20, 2023.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Joseph Flaherty, Jr., his compensation reflects his broader role within MFS as Chief Investment Risk Officer and Co-Director of the Quantitative Solutions team in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Benjamin Nastou, his compensation reflects his broader role within MFS as Co-Director of the Quantitative Solutions team in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on the pre-tax performance of accounts managed by Mr. Nastou over a range of fixed-length time periods and overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager.  A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.
With respect to Mr. David Shindler, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Equity-Europe in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on the pre-tax performance of accounts managed by Mr. Shindler over a range of fixed-length time periods and overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

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MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Conservative Allocation Portfolio, MFS Global Governments Portfolio, MFS Growth Allocation Portfolio, MFS Inflation-Adjusted Bond Portfolio, and MFS Moderate Allocation Portfolio only, as follows:
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of October 31, 2023.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2022, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Conservative Allocation Portfolio	Joseph Flaherty, Jr.	Registered Investment Companies[2]	18	$24.5 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	21	$25.8 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$23.6 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable

MFS Global Governments Portfolio	Annalisa Piazza[1]	Registered Investment Companies[2]	2	$247.5 million
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Erik Weisman	Registered Investment Companies[2]	7	$4.8 billion
		Other Pooled Investment Vehicles	7	$2.4 billion
		Other Accounts	4	$841.6 million
	Robert Spector	Registered Investment Companies[2]	7	$3.6 billion
		Other Pooled Investment Vehicles	12	$4.4 billion
		Other Accounts	47	$2.2 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Growth Allocation Portfolio	Joseph Flaherty, Jr.	Registered Investment Companies[2]	18	$24.5 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	21	$25.8 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$23.6 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable

MFS Inflation-Adjusted Bond Portfolio	Annalisa Piazza[1]	Registered Investment Companies[2]	2	$247.5 million
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Erik Weisman	Registered Investment Companies[2]	7	$4.8 billion
		Other Pooled Investment Vehicles	7	$2.4 billion
		Other Accounts	4	$841.6 million
	Robert Spector	Registered Investment Companies[2]	7	$3.6 billion
		Other Pooled Investment Vehicles	12	$4.4 billion
		Other Accounts	47	$2.2 billion

MFS Moderate Allocation Portfolio	Joseph Flaherty, Jr.	Registered Investment Companies[2]	18	$24.5 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	21	$25.8 billion
		Other Pooled Investment Vehicles	13	$1.2 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$23.6 billion
		Other Pooled Investment Vehicles	13	$1.9 billion
		Other Accounts	0	Not Applicable
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of October 31, 2023.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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